OTHER INCOME, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Loss on disposal of non-core mining interests and plant and equipment	$ (2,017)	$ (992)
Change in fair value of warrant investments (note 14)	(10,892)	1,618
Realized gain on sale of JDS Silver	0	793
Recognition of deferred premium on flow through shares	0	3,070
Unrealized and realized foreign exchange gain (loss), net	16,902	(2,209)
Other income	1,137	1,096
Other income, net	$ 5,130	$ 3,376